Commitments And Contingencies (Details) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2012	Jun. 30, 2011
Required minimum purchase			$ 20,000,000	$ 13,000,000	$ 15,000,000		$ 16,000,000
Required minimum spending percentage of prior year sales						13	15
Amounts incurred by Endo for A&P expenditures			11,900,000	11,800,000
Termination of agreement written notice after expiration date (In days)			180
Number of employees before amendment of agreement	275		275				275
Number of employees after amendment of agreement	80		80				80
Expenses incurred with respect to Ventiv under the Ventiv Agreement	9,200,000	3,000,000	18,000,000	5,600,000
Termination costs maximum, UPS Supply Chain			1,500,000
Additional product liability defense and other costs			100,000,000
Overall liability cap for all claims arising out of or related to acquisition			100,000,000
Sales Representatives [Member]
Sales and promotional services employees				228
District Managers [Member]
Sales and promotional services employees				24
Project Manager [Member]
Sales and promotional services employees				1
National Sales Director [Member]
Sales and promotional services employees				1
Novartis Consumer Health Inc. [Member]
Required minimum purchase			14,000,000
Mallinckrodt Inc. [Member]
Required minimum purchase			0
Sharp Corporation [Member]
Termination of agreement notice period, days			(90)
Noramco, Inc. [Member]
Required minimum purchase			0
Teikoku Seiyaku Co., Ltd. [Member]
Required minimum purchase			$ 32,000,000